Operating segments - Summary of non-current assets other than excluded items (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Non-current non-quasi equity loans to equity accounted units	$ 39	$ 39
Quasi equity loans [member]
Disclosure Of Geographical Areas [Line Items]
Quasi equity loans to equity accounted units	159	163
Non-quasi equity loan [member]
Disclosure Of Geographical Areas [Line Items]
Non-current non-quasi equity loans to equity accounted units	39	39
Non-current assets [member]
Disclosure Of Geographical Areas [Line Items]
Investments in equity accounted units	$ 4,327	$ 4,856